EQUITY (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013 Warrant	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2013 Common Stock [Member]	Mar. 31, 2008 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jun. 30, 2013 Warrant One Member [Member]	Jun. 30, 2013 Warrant Two Member [Member]	Jun. 30, 2013 Warrant Three Member [Member]	Jun. 30, 2013 Placement Agent Agreement [Member]	Jun. 30, 2013 Unvested Issued Common Stock [Member]	Aug. 31, 2012 Stock Incentive Plan 2012 [Member]	Jun. 30, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Minimum [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Maximum [Member]	Jun. 30, 2013 employees and a director [Member]	Jun. 30, 2013 Subscription Agreement [Member]	Mar. 31, 2013 Subscription Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 420,000						$ 878												$ 3,676,472	$ 425,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											877,778												1,250,000	425,000
Warrants Granted In Period		1,000,000	11,323,601		1,080,000										294,185
Stock Issued During Period Share Conversion Of Convertible Securities Per Share																							$ 0.34
Payments of Financing Costs, Total			116,750
Proceeds From Issuance Of Common Stock		500,000	1,133,250	435,000	425,000	200,000	650,000	1,783,250
Warrants Granted Period In Weighted Exercise Price	0.50	0.70	0.50		0.50							0.40	0.50	0.60	0.425
Common Stock Vesting Period																				16 months	60 months
Stock Issued During Period Shares New Issues										31,500,000							700,000					700,000
Stock Issued During Period, Value, Share-based Compensation, Gross			11,250
Unvested Issued Common Stock			(146,250)		(157,500)	0	(157,500)	(146,250)								146,250
Conversion of notes payable and accrued interest to common stock			1,249,025	0	107,004	0	107,004	1,249,025
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			(115,775)						3,676
Stock and Warrants Issued During Period, Share, Preferred Stock and Warrants			3,676,472						3,676,472
Number of Common Stock To Be Issued Upon Exercise of Warrants			11,029,416						11,029,416
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value			419,550															189,000
Minimum Warrants Exercise Price			$ 0.20
Stock Based Compensation			422,099	168,650	833,143	979,880	1,813,022	2,235,121											31,500
Remained Unamortized																			$ 157,500